RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2011
RELATED PARTY TRANSACTIONS
22.	RELATED PARTY TRANSACTIONS

(a)	Details of outstanding balances with the Group's related parties as of December 31, 2010 and 2011 were as follows:

Amount due from related parties-trading:

Name of related parties	Relationship	As of December 31,
		2010	2011

BEMC	Equity method investment of the Group	$306	$148
		$306	$148

The amount due from BEMC represents the uncollected advertising revenues earned from BEMC as of December 31, 2010 and 2011, respectively.

Amount due to related parties-trading:

Name of related parties	Relationship	As of December 31,
		2010	2011

BEMC	Equity method investment of the Group	$422	$443
		$422	$443

The amount due to BEMC represents the deposits received for publishing advertisement as of December 31, 2010 and 2011.

(b)	Details of related party transactions occurred for the years ended December 31, 2009, 2010 and 2011 were as follows:

Advertising revenues earned from:

		For the years ended December 31
Name of related parties	Relationship	2009	2010	2011

BEMC	Equity method investment of the Group	$2,035	$3,627	$179
AM Outdoor	Cost method investment of the Group in 2009	412	-	-
Zhangshangtong	Cost method investment of the Group	-	92	27

		$2,447	$3,719	$206

Agency cost paid to:

		For the years ended December 31
Name of related parties	Relationship	2009	2010	2011

BEMC	Equity method investment of the Group	$-	$747	$-